Schedule of Related Party Transaction (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 839,933	$ 2,386,929
Cost of sales	129,589,540	54,294,967
Consulting Fees	938,940	2,426,990
Advertising and promotion		338,838
Interest and accretion	2,844,956	5,236,482
Loss on settlement of vendor-take-back loan	316,241
Share on loss from investment in associates and joint ventures	$ 266,641	$ 2,057,135